Segment reporting - Consolidated income statements (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of operating segments [line items]
Number of Segments | segment	6
Profit (loss) [abstract]
Sales	$ 1,778,908	$ 1,144,434	$ 1,615,222
Raw materials and energy consumption for production	(1,184,896)	(835,486)	(1,214,397)
Other operating income	110,085	33,627	54,213
Staff costs	(280,917)	(214,782)	(285,029)
Other operating expense	(296,809)	(132,059)	(225,705)
Depreciation and amortization charges, operating allowances and write-downs	(97,328)	(108,189)	(120,194)
Impairment (loss) gain	137	(73,344)	(175,899)
Net (loss) gain due to changes in the value of assets	758	158	(1,574)
(Loss) gain on disposal of non-current assets	1,386	1,292	(2,223)
Other (loss) gain	62	(1)
Operating (loss) profit	31,386	(184,350)	(355,586)
Finance income	253	177	1,380
Finance costs	(149,189)	(66,968)	(63,225)
Financial derivative gain		3,168	2,729
Exchange differences	(2,386)	25,553	2,884
(Loss) profit before tax	(119,936)	(222,420)	(411,818)
Income tax benefit (expense)	4,562	(21,939)	41,541
(Loss) profit from continuing operations	(115,374)	(244,359)	(370,277)
(Loss) profit from discontinued operations		(5,399)	84,637
Total (Loss) for the year	(115,374)	(249,758)	(285,640)	[1]
Attributable to the Parent	(110,624)	(246,339)	(280,601)
Attributable to non-controlling interests	(4,750)	(3,419)	(5,039)
Operating segments | North America Silicon
Profit (loss) [abstract]
Sales	524,808	425,277	551,500
Raw materials and energy consumption for production	(323,316)	(280,858)	(366,711)
Other operating income	5,385	2,916	10,418
Staff costs	(82,463)	(73,988)	(87,954)
Other operating expense	(43,070)	(34,315)	(60,105)
Depreciation and amortization charges, operating allowances and write-downs	(55,770)	(61,664)	(72,251)
Impairment (loss) gain		(35,685)	(174,013)
(Loss) gain on disposal of non-current assets	394	(869)	(1,601)
Operating (loss) profit	25,968	(59,186)	(200,717)
Finance income	258	679	529
Finance costs	(1,063)	(857)	(3,914)
Exchange differences	807	(485)	(407)
(Loss) profit before tax	25,970	(59,849)	(204,509)
Income tax benefit (expense)	(5,331)	14,213	8,520
(Loss) profit from continuing operations		(45,636)	(195,989)
Total (Loss) for the year	20,639	(45,636)	(195,989)
Attributable to the Parent	24,755	(42,603)	(190,866)
Attributable to non-controlling interests	(4,116)	(3,033)	(5,123)
Operating segments | Europe Silicon
Profit (loss) [abstract]
Sales	665,337	467,728	593,907
Raw materials and energy consumption for production	(473,884)	(369,130)	(474,993)
Other operating income	65,752	25,049	39,001
Staff costs	(120,287)	(84,300)	(106,681)
Other operating expense	(128,755)	(51,812)	(83,917)
Depreciation and amortization charges, operating allowances and write-downs	(16,852)	(19,252)	(19,667)
Impairment (loss) gain	(441)	(17,941)	(1)
(Loss) gain on disposal of non-current assets	1,029	1,002	181
Other (loss) gain	(1)
Operating (loss) profit	(8,102)	(48,656)	(52,170)
Finance income	2,540	2,338	2,074
Finance costs	(7,162)	(10,325)	(5,626)
Exchange differences	(263)	(1,226)	1,161
(Loss) profit before tax	(12,987)	(57,869)	(54,561)
Income tax benefit (expense)	7,463	(14,446)	12,782
(Loss) profit from continuing operations		(72,315)	(41,779)
(Loss) profit from discontinued operations			3,280
Total (Loss) for the year	(5,524)	(72,315)	(38,499)
Attributable to the Parent	(5,509)	(71,243)	(38,499)
Attributable to non-controlling interests	(15)	(5)
Operating segments | Europe Manganese
Profit (loss) [abstract]
Sales	476,287	240,142	564,060
Raw materials and energy consumption for production	(326,257)	(204,063)	(502,919)
Other operating income	34,142	9,199	12,828
Staff costs	(33,696)	(28,337)	(32,133)
Other operating expense	(105,290)	(33,884)	(64,851)
Depreciation and amortization charges, operating allowances and write-downs	(18,634)	(19,086)	(19,904)
Impairment (loss) gain	(376)	305	12
(Loss) gain on disposal of non-current assets		1,154
Other (loss) gain		4
Operating (loss) profit	26,176	(34,566)	(42,907)
Finance income	8,516	7,122	8,999
Finance costs	(25,544)	(22,267)	(19,722)
Exchange differences	2,160	(3,508)	2,812
(Loss) profit before tax	11,308	(53,219)	(50,818)
Income tax benefit (expense)	(3,674)	(19,797)	9,258
(Loss) profit from continuing operations		(73,016)	(41,560)
(Loss) profit from discontinued operations		(5,399)
Total (Loss) for the year	7,634	(78,415)	(41,560)
Attributable to the Parent	7,634	(79,482)	(41,560)
Operating segments | South Africa Silicon
Profit (loss) [abstract]
Sales	117,195	80,572	136,292
Raw materials and energy consumption for production	(76,617)	(56,062)	(108,823)
Other operating income	763	131	1,323
Staff costs	(13,268)	(11,013)	(20,333)
Other operating expense	(13,256)	(14,098)	(19,457)
Depreciation and amortization charges, operating allowances and write-downs	(5,081)	(7,141)	(6,459)
Impairment (loss) gain	2,684	(8,677)
Net (loss) gain due to changes in the value of assets			(530)
Operating (loss) profit	12,420	(16,288)	(17,987)
Finance income	244	90	156
Finance costs	(5,693)	(3,796)	(4,507)
Exchange differences	135	(1,405)	(1,179)
(Loss) profit before tax	7,106	(21,399)	(23,517)
Income tax benefit (expense)	(692)	(1,049)	7,761
(Loss) profit from continuing operations		(22,448)	(15,756)
Total (Loss) for the year	6,414	(22,448)	(15,756)
Attributable to the Parent	6,821	(22,206)	(16,124)
Attributable to non-controlling interests	(407)	(242)	368
Operating segments | Other segments
Profit (loss) [abstract]
Sales	43,568	25,334	43,147
Raw materials and energy consumption for production	(33,445)	(19,518)	(35,939)
Other operating income	49,901	24,587	27,144
Staff costs	(31,203)	(17,144)	(37,928)
Other operating expense	(51,960)	(26,679)	(32,572)
Depreciation and amortization charges, operating allowances and write-downs	(991)	(1,046)	(1,913)
Impairment (loss) gain	(1,730)	(11,346)	(1,897)
Net (loss) gain due to changes in the value of assets	758	158	(1,044)
(Loss) gain on disposal of non-current assets	(37)	5	(803)
Other (loss) gain	63	(5)
Operating (loss) profit	(25,076)	(25,654)	(41,805)
Finance income	31,303	11,220	17,690
Finance costs	(152,335)	(50,995)	(57,524)
Financial derivative gain		3,168	2,729
Exchange differences	(5,225)	32,177	497
(Loss) profit before tax	(151,333)	(30,084)	(78,413)
Income tax benefit (expense)	6,796	(860)	3,220
(Loss) profit from continuing operations		(30,944)	(75,193)
(Loss) profit from discontinued operations			81,357
Total (Loss) for the year	(144,537)	(30,944)	6,164
Attributable to the Parent	(144,325)	(30,805)	6,448
Attributable to non-controlling interests	(212)	(139)	(284)
Adjustments/Eliminations
Profit (loss) [abstract]
Sales	(48,287)	(94,619)	(273,684)
Raw materials and energy consumption for production	48,623	94,145	274,988
Other operating income	(45,858)	(28,255)	(36,501)
Other operating expense	45,522	28,729	35,197
Finance income	(42,608)	(21,272)	(28,068)
Finance costs	$ 42,608	$ 21,272	$ 28,068

[1]	While in periods prior to 2020 Ferroglobe presented interest paid as cash flows from operating activities, in 2020 management deemded interest paid as among activities that alter the borrowing structure of the Company and therefore are most appropriately presented as among financing activities. This change allows for a fairer presentation of cash flow to users of the financial statements.